Subsequent Events (Details) - USD ($)							1 Months Ended						2 Months Ended		3 Months Ended
	Oct. 15, 2020	Sep. 25, 2020	Aug. 03, 2020	Aug. 02, 2020	Jul. 03, 2020	Feb. 06, 2019	Oct. 31, 2020	Sep. 30, 2020	Sep. 25, 2020	Sep. 18, 2020	Aug. 31, 2020	Jul. 31, 2020	Aug. 31, 2020	Aug. 30, 2020	Sep. 30, 2020	Oct. 30, 2020	Oct. 22, 2020	Sep. 16, 2020	Jun. 30, 2020	Jun. 30, 2019
Subsequent Event [Line Items]
Future lease payments due 2021																			$ 114,288
Future lease payments due 2022																			109,694
Line of credit								$ 936,598							$ 936,598
Shares issued in acquisition						38,625
Convertible note								$ 1,133,140							$ 1,133,140				$ 1,989,975	$ 2,876,950
Warrant holders [Member]
Subsequent Event [Line Items]
Share Issued															249,792,217
Subsequent Event [Member]
Subsequent Event [Line Items]
Factoring fees												2.50%
Increase in factoring fees												3.50%
Line of credit												$ 1,000,000
Factored receivables									$ 390,000			300,000
Shares reserved in certificate form as collateral on renewed line of credit																	50,000,000
Subsequent Event [Member] | Asset Purchase Agreement with Classroom Technologies Solutions, Inc [Member]
Subsequent Event [Line Items]
Assets acquired	$ 120,000
Promissory note	$ 44,526
Shares issued in acquisition	10,000,000
Subsequent Event [Member] | Stock Plan 2020 [Member]
Subsequent Event [Line Items]
Number of Shares reserved																		97,250,000
Shares issued for services								6,500,000		97,250,000
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Consulting service fees and expense		$ 732,000
Subsequent Event [Member] | Warrant holders [Member]
Subsequent Event [Line Items]
Share Issued													204,771,864
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Debt conversion convertible note amount							$ 58,300				$ 804,160	$ 977,350		$ 1,884,520
Debt conversion convertible note shares issued							7,025,582				327,513,771	784,966,812		242,000,000
Convertible notes											$ 500,000	$ 125,000	$ 500,000
Convertible note																$ 1,200,000
Jacksonville Florida [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lease expires date					Jun. 30, 2021
Monthly installments					$ 3,524
Future lease payments due 2021					$ 43,000
Peoria Arizona [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lease expires date			Jul. 31, 2022
Future lease payments due 2021			$ 29,000
Future lease payments due 2022			$ 39,000
Peoria Arizona [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Monthly installments				$ 1,463
Peoria Arizona [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Monthly installments				$ 3,012